First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Portfolio of Investments
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Aerospace & Defense – 0.8%
56,272	L3Harris Technologies, Inc.	$9,547,670
	Communications Equipment – 8.7%
3,473	AudioCodes Ltd.	110,407
1,907,514	Cisco Systems, Inc.	88,966,453
9,511	Comtech Telecommunications Corp.	160,641
13,417	InterDigital, Inc.	759,805
22,564	Ituran Location and Control Ltd.	361,475
180,162	Juniper Networks, Inc.	4,118,503
52,097	Motorola Solutions, Inc.	7,300,352
31,496	Plantronics, Inc.	462,361
6,803	Ubiquiti, Inc.	1,187,532
		103,427,529
	Diversified Telecommunication Services – 5.8%
738,961	AT&T, Inc.	22,338,791
383,911	ATN International, Inc.	23,253,489
26,600	Cogent Communications Holdings, Inc.	2,057,776
397,426	Verizon Communications, Inc.	21,910,096
		69,560,152
	Electronic Equipment, Instruments & Components – 1.4%
29,675	CDW Corp.	3,447,642
469,028	Corning, Inc.	12,147,825
9,509	SYNNEX Corp.	1,138,893
		16,734,360
	Entertainment – 0.8%
22,834	NetEase, Inc., ADR	9,804,463
	Health Care Technology – 0.3%
51,493	Cerner Corp.	3,529,845
1,442	Simulations Plus, Inc.	86,261
		3,616,106
	IT Services – 9.3%
43,436	Amdocs Ltd.	2,644,384
143,276	Cognizant Technology Solutions Corp., Class A	8,140,942
10,797	CSG Systems International, Inc.	446,888
256,930	DXC Technology Co.	4,239,345
366,602	Infosys Ltd., ADR	3,541,375
711,934	International Business Machines Corp.	85,980,269
30,968	Leidos Holdings, Inc.	2,900,773
15,735	NIC, Inc.	361,276
29,780	Perspecta, Inc.	691,789
16,680	Science Applications International Corp.	1,295,702
Shares	Description	Value

	IT Services (Continued)
10,874	Switch, Inc., Class A	$193,775
		110,436,518
	Semiconductors & Semiconductor Equipment – 32.2%
125,166	Analog Devices, Inc.	15,350,358
234,744	Applied Materials, Inc.	14,190,275
82,734	ASE Technology Holding Co., Ltd., ADR	375,612
10,500	ASML Holding N.V., ADR	3,864,315
156,585	Broadcom, Inc.	49,419,792
12,645	Brooks Automation, Inc.	559,415
5,843	Cabot Microelectronics Corp.	815,332
11,385	Cohu, Inc.	197,416
12,323	Entegris, Inc.	727,673
1,325,777	Intel Corp.	79,321,238
48,304	KLA Corp.	9,394,162
22,957	Kulicke & Soffa Industries, Inc.	478,194
41,344	Lam Research Corp.	13,373,130
83,853	Marvell Technology Group Ltd.	2,939,886
150,454	Maxim Integrated Products, Inc.	9,119,017
64,122	Microchip Technology, Inc.	6,752,688
7,131	MKS Instruments, Inc.	807,515
6,212	Monolithic Power Systems, Inc.	1,472,244
68,393	NXP Semiconductors N.V.	7,799,538
3,397	Power Integrations, Inc.	401,288
563,905	QUALCOMM, Inc.	51,433,775
17,329	Silicon Motion Technology Corp., ADR	845,135
40,987	Skyworks Solutions, Inc.	5,240,598
11,035	STMicroelectronics N.V., ADR	302,469
886,582	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	50,331,260
15,677	Teradyne, Inc.	1,324,863
384,105	Texas Instruments, Inc.	48,769,812
67,047	Xilinx, Inc.	6,596,754
		382,203,754
	Software – 14.8%
6,962	Blackbaud, Inc.	397,391
31,776	CDK Global, Inc.	1,316,162
19,989	Citrix Systems, Inc.	2,956,573
6,996	Ebix, Inc.	156,431
31,697	Intuit, Inc.	9,388,334
171,844	Micro Focus International PLC, ADR	941,705
497,775	Microsoft Corp.	101,302,190
177,181	NortonLifeLock, Inc.	3,513,499
78,237	Open Text Corp.	3,323,508
848,218	Oracle Corp.	46,881,009
12,155	Progress Software Corp.	471,006
1,848	QAD, Inc., Class A	76,285
13,152	SAP SE, ADR	1,841,280
8,049	Sapiens International Corp., N.V.	225,211

First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
34,119	SS&C Technologies Holdings, Inc.	$1,927,041
50,368	Xperi Holding Corp.	743,432
		175,461,057
	Technology Hardware, Storage & Peripherals – 12.0%
286,901	Apple, Inc.	104,661,485
1,056,913	Hewlett Packard Enterprise Co.	10,283,763
163,330	NetApp, Inc.	7,246,952
212,182	Seagate Technology PLC	10,271,731
231,421	Western Digital Corp.	10,217,237
		142,681,168
	Trading Companies & Distributors – 0.0%
15,290	Systemax, Inc.	314,057
	Wireless Telecommunication Services – 13.8%
1,719,783	America Movil SAB de CV, ADR, Class L	21,824,046
938,064	Millicom International Cellular S.A.	24,530,374
2,565,166	Mobile TeleSystems PJSC, ADR	23,573,876
933,074	PLDT, Inc., ADR	22,776,336
433,460	Shenandoah Telecommunications Co.	21,365,243
1,112,949	Telephone & Data Systems, Inc.	22,125,426
15,304,918	VEON Ltd., ADR	27,548,853
		163,744,154
	Total Investments – 99.9%	1,187,530,988
	(Cost $948,159,009) (a)
	Net Other Assets and Liabilities – 0.1%	856,099
	Net Assets – 100.0%	$1,188,387,087

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $304,600,193 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $65,228,214. The net unrealized appreciation was $239,371,979.

ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,187,530,988	$ 1,187,530,988	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments
June 30, 2020 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS – 22.9%
	Air Freight & Logistics – 0.4%
16,951	United Parcel Service, Inc., Class B	$1,884,612
	Banks – 4.6%
24,756	Bank of Hawaii Corp.	1,520,266
140,968	First Hawaiian, Inc.	2,430,288
49,451	First Interstate BancSystem, Inc., Class A	1,531,003
119,411	First Midwest Bancorp, Inc.	1,594,137
163,202	Fulton Financial Corp.	1,718,517
182,841	Hope Bancorp, Inc.	1,685,794
27,817	Park National Corp.	1,957,761
59,470	Southside Bancshares, Inc.	1,648,508
51,650	US Bancorp	1,901,753
271,259	Valley National Bancorp	2,121,245
97,249	WesBanco, Inc.	1,975,127
52,195	Zions Bancorp N.A.	1,774,630
		21,859,029
	Beverages – 0.4%
56,009	Molson Coors Brewing Co., Class B	1,924,469
	Biotechnology – 0.5%
24,296	AbbVie, Inc.	2,385,381
	Capital Markets – 0.9%
122,629	Franklin Resources, Inc.	2,571,530
70,838	Virtu Financial, Inc., Class A	1,671,777
		4,243,307
	Containers & Packaging – 0.5%
71,415	International Paper Co.	2,514,522
	Distributors – 0.4%
19,141	Genuine Parts Co.	1,664,501
	Diversified Telecommunication Services – 0.4%
30,536	Verizon Communications, Inc.	1,683,450
	Electric Utilities – 3.0%
28,956	ALLETE, Inc.	1,581,287
21,346	Duke Energy Corp.	1,705,332
30,138	Edison International	1,636,795
15,563	Entergy Corp.	1,459,965
42,561	Exelon Corp.	1,544,539
63,638	OGE Energy Corp.	1,932,050
95,693	PPL Corp.	2,472,707
31,504	Southern (The) Co.	1,633,482
		13,966,157
	Food & Staples Retailing – 0.4%
40,102	Walgreens Boots Alliance, Inc.	1,699,924
	Food Products – 1.3%
39,721	Archer-Daniels-Midland Co.	1,584,868
53,140	Bunge Ltd.	2,185,648
71,206	Kraft Heinz (The) Co.	2,270,759
		6,041,275

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Gas Utilities – 0.7%
41,588	National Fuel Gas Co.	$1,743,785
54,571	UGI Corp.	1,735,358
		3,479,143
	Health Care Providers & Services – 0.3%
29,248	Cardinal Health, Inc.	1,526,453
	Industrial Conglomerates – 0.3%
10,020	3M Co.	1,563,020
	Insurance – 0.8%
133,974	Old Republic International Corp.	2,185,116
22,445	Safety Insurance Group, Inc.	1,711,656
		3,896,772
	IT Services – 0.8%
16,994	International Business Machines Corp.	2,052,365
88,875	Western Union (The) Co.	1,921,478
		3,973,843
	Media – 0.4%
34,222	Omnicom Group, Inc.	1,868,521
	Metals & Mining – 0.3%
37,922	Nucor Corp.	1,570,350
	Multi-Utilities – 1.1%
20,756	Consolidated Edison, Inc.	1,492,979
23,162	Dominion Energy, Inc.	1,880,291
14,429	DTE Energy Co.	1,551,118
		4,924,388
	Oil, Gas & Consumable Fuels – 3.0%
3,356,051	EnLink Midstream, LLC	8,188,764
162,333	Teekay LNG Partners, L.P.	1,892,803
375,207	Viper Energy Partners, L.P.	3,887,145
		13,968,712
	Pharmaceuticals – 0.3%
40,989	Pfizer, Inc.	1,340,340
	Technology Hardware, Storage & Peripherals – 0.4%
39,741	Seagate Technology PLC	1,923,862
	Tobacco – 0.7%
89,088	Altria Group, Inc.	3,496,704
	Trading Companies & Distributors – 1.0%
29,836	MSC Industrial Direct Co., Inc., Class A	2,172,359
90,536	Triton International Ltd.	2,737,809
		4,910,168
	Total Common Stocks	108,308,903
	(Cost $118,460,782)
REAL ESTATE INVESTMENT TRUSTS – 20.4%
	Diversified REITs – 1.6%
152,143	American Assets Trust, Inc.	4,235,661

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares/ Units	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Diversified REITs (Continued)
23,665	PS Business Parks, Inc.	$3,133,246
		7,368,907
	Health Care REITs – 2.6%
169,126	LTC Properties, Inc.	6,370,976
326,224	Medical Properties Trust, Inc.	6,133,011
		12,503,987
	Hotel & Resort REITs – 1.2%
529,077	Host Hotels & Resorts, Inc.	5,708,741
	Industrial REITs – 2.6%
73,120	Duke Realty Corp.	2,587,717
23,429	EastGroup Properties, Inc.	2,778,914
63,865	First Industrial Realty Trust, Inc.	2,454,971
161,014	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,582,459
		12,404,061
	Office REITs – 4.7%
44,906	Boston Properties, Inc.	4,058,604
162,081	Corporate Office Properties Trust	4,107,133
117,274	Douglas Emmett, Inc.	3,595,621
53,027	Kilroy Realty Corp.	3,112,685
138,122	SL Green Realty Corp.	6,808,033
		21,682,076
	Residential REITs – 2.0%
31,908	American Homes 4 Rent, Class A	858,325
23,516	AvalonBay Communities, Inc.	3,636,514
32,630	Equity LifeStyle Properties, Inc.	2,038,722
13,004	Essex Property Trust, Inc.	2,980,127
		9,513,688
	Retail REITs – 1.9%
54,942	Agree Realty Corp.	3,610,239
60,917	Federal Realty Investment Trust	5,190,738
		8,800,977
	Specialized REITs – 3.8%
6,265	American Tower Corp.	1,619,753
176,197	CubeSmart	4,755,557
40,990	Extra Space Storage, Inc.	3,786,246
47,133	Life Storage, Inc.	4,475,278
20,683	Public Storage	3,968,861
		18,605,695
	Total Real Estate Investment Trusts	96,588,132
	(Cost $99,044,550)
EXCHANGE-TRADED FUNDS – 20.0%
	Capital Markets – 20.0%
2,065,376	First Trust Tactical High Yield ETF (a)	94,656,182
	(Cost $100,939,175)
MASTER LIMITED PARTNERSHIPS – 16.4%
	Energy Equipment & Services – 1.0%
451,525	USA Compression Partners, L.P.	4,903,561

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares/ Units	Description	Value
MASTER LIMITED PARTNERSHIPS (Continued)
	Oil, Gas & Consumable Fuels – 15.4%
756,627	Black Stone Minerals, L.P.	$4,918,076
44,860	Cheniere Energy Partners, L.P.	1,569,203
595,979	CNX Midstream Partners, L.P.	3,963,260
323,730	Crestwood Equity Partners, L.P.	4,244,100
727,704	DCP Midstream, L.P.	8,223,055
1,438,925	Enable Midstream Partners, L.P.	6,734,169
369,379	Energy Transfer, L.P.	2,629,978
109,676	Enterprise Products Partners, L.P.	1,992,813
45,413	Enviva Partners, L.P.	1,636,685
778,895	Genesis Energy, L.P.	5,623,622
175,894	Holly Energy Partners, L.P.	2,566,293
45,238	Magellan Midstream Partners, L.P.	1,952,924
162,417	MPLX, L.P.	2,806,566
235,421	NuStar Energy L.P.	3,361,812
476,930	PBF Logistics, L.P.	4,650,068
37,879	Phillips 66 Partners, L.P.	1,365,159
305,295	Plains All American Pipeline, L.P.	2,698,808
284,821	Plains GP Holdings, L.P., Class A	2,534,907
183,268	Shell Midstream Partners, L.P.	2,248,698
57,279	TC PipeLines, L.P.	1,779,086
555,745	Western Midstream Partners, L.P.	5,579,680
		73,078,962
	Total Master Limited Partnerships	77,982,523
	(Cost $109,365,441)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 19.9%
	Banks – 11.1%
138,635	Bank of America Corp., Series CC	6.20%	(b)	3,549,056
133,747	Bank of America Corp., Series EE	6.00%	(b)	3,456,022
141,380	Bank of America Corp., Series K (c)	6.45%	12/15/66	3,653,259
180,475	Citigroup Capital XIII, 3 Mo. LIBOR + 6.37% (d)	7.13%	10/30/40	4,782,588
143,643	Citigroup, Inc., Series J (c)	7.13%	(b)	3,820,904
139,986	Citigroup, Inc., Series K (c)	6.88%	(b)	3,697,030
179,187	Citigroup, Inc., Series S	6.30%	(b)	4,588,979
140,607	HSBC Holdings PLC. Series A	6.20%	(b)	3,578,448
140,542	JPMorgan Chase & Co., Series AA	6.10%	(b)	3,571,172
141,360	JPMorgan Chase & Co., Series BB	6.15%	(b)	3,591,958
132,092	JPMorgan Chase & Co., Series EE	6.00%	(b)	3,619,321
135,669	US Bancorp, Series F (c)	6.50%	(b)	3,538,248
140,407	Wells Fargo & Co., Series R (c)	6.63%	(b)	3,729,210
135,779	Wells Fargo & Co., Series V	6.00%	(b)	3,458,291
				52,634,486
	Capital Markets – 3.8%
137,009	Charles Schwab (The) Corp., Series C	6.00%	(b)	3,492,359
130,612	Charles Schwab (The) Corp., Series D	5.95%	(b)	3,380,239
137,828	Goldman Sachs Group (The), Inc., Series N	6.30%	(b)	3,576,637
142,661	Morgan Stanley, Series E (c)	7.13%	(b)	3,786,223
141,383	Morgan Stanley, Series F (c)	6.88%	(b)	3,757,960
				17,993,418

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Electric Utilities – 1.5%
140,499	PPL Capital Funding, Inc., Series B	5.90%	04/30/73	$3,574,295
143,650	Southern (The) Co.	6.25%	10/15/75	3,667,384
				7,241,679
	Food Products – 0.9%
156,569	CHS, Inc.	8.00%	(b)	4,326,002
	Insurance – 1.8%
163,763	Hartford Financial Services Group (The), Inc., (c)	7.88%	04/15/42	4,359,371
161,042	PartnerRe Ltd., Series H	7.25%	(b)	4,169,377
				8,528,748
	Internet & Direct Marketing Retail – 0.8%
133,440	eBay, Inc.	6.00%	02/01/56	3,460,099
	Total $25 Par Preferred Securities			94,184,432
	(Cost $96,732,559)

Total Investments – 99.6%	471,720,172
(Cost $524,542,507) (e)
Net Other Assets and Liabilities – 0.4%	1,685,872
Net Assets – 100.0%	$473,406,044

(a)	Investment in an affiliated fund.
(b)	Perpetual maturity.
(c)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at June 30, 2020. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(d)	Floating rate security.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,225,043 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $56,047,378. The net unrealized depreciation was $52,822,335.

LIBOR	London Interbank Offered Rate

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 108,308,903	$ 108,308,903	$ —	$ —
Real Estate Investment Trusts*	96,588,132	96,588,132	—	—
Exchange-Traded Funds*	94,656,182	94,656,182	—	—
Master Limited Partnerships*	77,982,523	77,982,523	—	—
$25 Par Preferred Securities*	94,184,432	94,184,432	—	—
Total Investments	$ 471,720,172	$ 471,720,172	$—	$—

*	See Portfolio of Investments for industry breakout.

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at June 30, 2020, and for the fiscal year-to-date period (October 1, 2019 to June 30, 2020) are as follows:
Security Name	Shares at 6/30/2020	Value at 9/30/2019	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 6/30/2020	Dividend Income
First Trust Tactical High Yield ETF	2,065,376	$ 140,093,055	$ 29,242,968	$ (66,332,168)	$ (4,233,816)	$ (4,113,857)	$ 94,656,182	$ 4,967,010

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 95.4%
	Auto Components – 2.0%
12,506	Nokian Renkaat OYJ (a)	$274,899
	Automobiles – 1.8%
11,800	Subaru Corp. (a)	247,088
	Banks – 12.6%
2,247	Bank of Montreal	119,599
3,727	Bank of Nova Scotia (The)	154,230
43,779	Bendigo & Adelaide Bank Ltd. (a)	213,802
2,731	Canadian Imperial Bank of Commerce	182,536
3,966	Commonwealth Bank of Australia (a)	191,535
33,800	Mitsubishi UFJ Financial Group, Inc. (a)	133,021
22,400	Oversea-Chinese Banking Corp., Ltd. (a)	145,999
29,901	Skandinaviska Enskilda Banken AB, Class A (a) (b)	259,557
23,114	Svenska Handelsbanken AB, Class A (a) (b)	219,475
124,600	Thanachart Capital PCL	143,114
3,300	Thanachart Capital PCL (a)	3,821
		1,766,689
	Capital Markets – 2.5%
29,382	IG Group Holdings PLC (a)	296,703
20,285	Ninety One PLC (a) (b)	52,101
		348,804
	Chemicals – 1.6%
37,900	Mitsubishi Chemical Holdings Corp. (a)	221,020
	Construction & Engineering – 1.5%
6,111	Bouygues S.A. (a) (b)	209,329
	Diversified Financial Services – 1.6%
46,229	FirstRand Ltd. (a)	101,661
10,400	ORIX Corp. (a)	129,140
		230,801
	Diversified Telecommunication Services – 6.8%
6,407	BCE, Inc.	267,210
123,200	Singapore Telecommunications Ltd. (a)	219,160
452	Swisscom AG (a)	237,029
13,486	TELUS Corp.	226,191
		949,590
	Electric Utilities – 10.1%
34,571	CK Infrastructure Holdings Ltd. (a)	178,706
Shares	Description	Value

	Electric Utilities (Continued)
61,648	EDP - Energias de Portugal S.A. (a)	$294,262
5,563	Emera, Inc.	218,898
11,750	Fortum OYJ (a)	224,168
38,190	Power Assets Holdings Ltd. (a)	208,673
15,878	Red Electrica Corp. S.A. (a)	297,070
		1,421,777
	Gas Utilities – 4.3%
32,083	APA Group (a)	248,076
14,835	Enagas S.A. (a)	362,917
		610,993
	Household Durables – 1.4%
8,476	JM AB (a)	191,818
	Independent Power & Renewable Electricity Producers – 2.0%
11,494	Northland Power, Inc.	287,689
	Insurance – 8.0%
3,119	Ageas S.A./N.V. (a)	110,537
11,361	CNP Assurances (a) (b)	131,770
8,008	Great-West Lifeco, Inc.	140,388
57,567	Legal & General Group PLC (a)	156,942
5,200	MS&AD Insurance Group Holdings, Inc. (a)	143,201
7,916	Power Corp. of Canada	139,241
4,683	SCOR SE (a) (b)	129,336
484	Zurich Insurance Group AG (a)	171,496
		1,122,911
	Machinery – 1.5%
10,000	Komatsu Ltd. (a)	204,805
	Media – 1.5%
13,032	Shaw Communications, Inc., Class B	212,528
	Multi-Utilities – 3.5%
24,140	AGL Energy Ltd. (a)	285,580
8,103	Canadian Utilities Ltd., Class A	201,740
		487,320
	Oil, Gas & Consumable Fuels – 7.8%
12,210	Keyera Corp.	185,902
7,445	Pembina Pipeline Corp.	186,125
2,662	SK Innovation Co., Ltd. (a)	294,288
4,607	TC Energy Corp.	196,822
6,021	TOTAL S.A. (a)	232,160
		1,095,297
	Paper & Forest Products – 1.5%
7,485	UPM-Kymmene OYJ (a)	216,801

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Personal Products – 1.9%
33,749	Hengan International Group Co., Ltd. (a)	$265,646
	Pharmaceuticals – 1.6%
10,841	GlaxoSmithKline PLC (a)	218,985
	Real Estate Management & Development – 8.0%
2,200	Daito Trust Construction Co., Ltd. (a)	202,755
69,810	Hysan Development Co., Ltd. (a)	225,363
49,780	New World Development Co., Ltd.	236,360
192,661	Sino Land Co., Ltd. (a)	243,755
44,378	Wharf Real Estate Investment Co., Ltd. (a)	213,041
		1,121,274
	Road & Rail – 1.2%
156,800	ComfortDelGro Corp., Ltd. (a)	164,783
	Technology Hardware, Storage & Peripherals – 3.2%
11,100	Canon, Inc. (a)	221,423
422,157	Lenovo Group Ltd. (a)	235,539
		456,962
	Tobacco – 3.6%
16,800	Japan Tobacco, Inc. (a)	312,022
3,059	KT&G Corp. (a)	199,773
		511,795
	Wireless Telecommunication Services – 3.9%
20,895	Freenet AG (a)	335,551
1,183	SK Telecom Co., Ltd. (a)	208,348
		543,899
	Total Common Stocks	13,383,503
	(Cost $16,059,273)
REAL ESTATE INVESTMENT TRUSTS – 4.1%
	Equity Real Estate Investment Trusts – 4.1%
9,995	Klepierre S.A. (a)	199,788
14,747	RioCan Real Estate Investment Trust	166,849
Shares	Description	Value

	Equity Real Estate Investment Trusts (Continued)
13,855	SmartCentres Real Estate Investment Trust	$213,397
	Total Real Estate Investment Trusts	580,034
	(Cost $965,411)
	Total Investments – 99.5%	13,963,537
	(Cost $17,024,684) (c)
	Net Other Assets and Liabilities – 0.5%	69,099
	Net Assets – 100.0%	$14,032,636

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2020, securities noted as such are valued at $10,484,718 or 74.7% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $167,808 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,228,955. The net unrealized depreciation was $3,061,147.

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Banks	$ 1,766,689	$ 456,365	$ 1,310,324	$ —
Diversified Telecommunication Services	949,590	493,401	456,189	—
Electric Utilities	1,421,777	218,898	1,202,879	—
Independent Power & Renewable Electricity Producers	287,689	287,689	—	—
Insurance	1,122,911	279,629	843,282	—
Media	212,528	212,528	—	—
Multi-Utilities	487,320	201,740	285,580	—
Oil, Gas & Consumable Fuels	1,095,297	568,849	526,448	—
Real Estate Management & Development	1,121,274	236,360	884,914	—
Other industry categories*	4,918,428	—	4,918,428	—
Real Estate Investment Trusts*	580,034	380,246	199,788	—
Total Investments	$ 13,963,537	$ 3,335,705	$ 10,627,832	$—

*	See Portfolio of Investments for industry breakout.

Currency Exposure Diversification	% of Total Investments
Canadian Dollar	22.2%
Euro	21.6
Japanese Yen	13.0
Hong Kong Dollar	13.0
Australian Dollar	6.7
British Pound Sterling	5.2
South Korean Won	5.0
Swedish Krona	4.8
Singapore Dollar	3.8
Swiss Franc	2.9
Thai Baht	1.1
South African Rand	0.7
Total	100.0%

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 95.0%
	Auto Components – 0.9%
20,336	Gentex Corp.	$524,059
	Banks – 7.9%
1,435	City Holding Co.	93,519
14,446	First Commonwealth Financial Corp.	119,613
64,016	HSBC Holdings PLC, ADR (a)	1,493,493
4,272	JPMorgan Chase & Co.	401,824
9,323	M&T Bank Corp.	969,312
1,533	Park National Corp.	107,893
5,287	S&T Bancorp, Inc.	123,980
43,934	Zions Bancorp N.A. (a)	1,493,756
		4,803,390
	Beverages – 1.6%
28,315	Molson Coors Brewing Co., Class B (a)	972,903
	Biotechnology – 2.5%
2,811	AbbVie, Inc.	275,984
2,249	Alnylam Pharmaceuticals, Inc. (b)	333,100
991	Amgen, Inc.	233,737
423	Biogen, Inc. (b)	113,174
2,279	Gilead Sciences, Inc.	175,346
801	Incyte Corp. (b)	83,280
197	Regeneron Pharmaceuticals, Inc. (b)	122,859
526	Vertex Pharmaceuticals, Inc. (b)	152,703
		1,490,183
	Building Products – 1.8%
31,969	Johnson Controls International PLC	1,091,422
	Capital Markets – 1.2%
11,939	Virtu Financial, Inc., Class A	281,760
30,504	Waddell & Reed Financial, Inc., Class A	473,117
		754,877
	Chemicals – 2.5%
11,401	Ashland Global Holdings, Inc.	787,809
921	Linde PLC	195,353
1,334	NewMarket Corp.	534,241
		1,517,403
	Communications Equipment – 2.5%
6,142	Cisco Systems, Inc.	286,463
54,543	Juniper Networks, Inc. (a)	1,246,853
		1,533,316
	Containers & Packaging – 0.2%
10,419	Graphic Packaging Holding Co.	145,762
	Diversified Financial Services – 1.1%
2,727	Berkshire Hathaway, Inc., Class B (a) (b)	486,797
17,573	Far Point Acquisition Corp., Class A (b)	179,947
		666,744
	Diversified Telecommunication Services – 4.9%
10,173	AT&T, Inc.	307,530
60,912	Liberty Global PLC, Class C (b)	1,310,217

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Diversified Telecommunication Services (Continued)
24,727	Verizon Communications, Inc. (a)	$1,363,199
		2,980,946
	Electric Utilities – 1.5%
1,048	American Electric Power Co., Inc.	83,463
1,040	Duke Energy Corp.	83,085
1,532	Edison International	83,203
875	Entergy Corp.	82,084
1,070	Eversource Energy	89,099
2,358	Exelon Corp.	85,572
2,088	FirstEnergy Corp.	80,972
353	NextEra Energy, Inc.	84,780
3,207	PPL Corp.	82,869
1,555	Southern (The) Co.	80,627
1,375	Xcel Energy, Inc.	85,937
		921,691
	Entertainment – 1.0%
688	Netflix, Inc. (b)	313,067
2,672	Walt Disney (The) Co.	297,955
		611,022
	Food & Staples Retailing – 4.9%
45,587	Kroger (The) Co. (a)	1,543,120
11,827	Walmart, Inc. (a)	1,416,638
		2,959,758
	Health Care Equipment & Supplies – 3.8%
2,761	Abbott Laboratories	252,438
321	ABIOMED, Inc. (b)	77,541
330	Align Technology, Inc. (b)	90,565
1,288	Baxter International, Inc.	110,897
589	Becton Dickinson and Co.	140,930
3,271	Boston Scientific Corp. (b)	114,845
246	Cooper (The) Cos., Inc.	69,775
1,108	Danaher Corp.	195,928
1,524	DENTSPLY SIRONA, Inc.	67,147
1,558	Edwards Lifesciences Corp. (b)	107,673
1,486	Hologic, Inc. (b)	84,702
292	IDEXX Laboratories, Inc. (b)	96,407
238	Intuitive Surgical, Inc. (b)	135,620
2,267	Medtronic PLC	207,884
553	ResMed, Inc.	106,176
464	STERIS PLC	71,196
696	Stryker Corp.	125,412
249	Teleflex, Inc.	90,631
596	Varian Medical Systems, Inc. (b)	73,022
729	Zimmer Biomet Holdings, Inc.	87,014
		2,305,803
	Health Care Providers & Services – 6.4%
509	Anthem, Inc.	133,857
1,445	Cardinal Health, Inc.	75,415
1,615	Centene Corp. (b)	102,633
746	Cigna Corp.	139,987
22,172	CVS Health Corp. (a)	1,440,515
13,852	DaVita, Inc. (b)	1,096,247

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Providers & Services (Continued)
881	HCA Healthcare, Inc.	$85,510
1,150	Henry Schein, Inc. (b)	67,148
308	Humana, Inc.	119,427
455	Laboratory Corp of America Holdings (b)	75,580
671	Quest Diagnostics, Inc.	76,467
1,325	UnitedHealth Group, Inc.	390,809
669	Universal Health Services, Inc., Class B	62,143
		3,865,738
	Household Products – 0.9%
3,565	Procter & Gamble (The) Co.	426,267
2,681	Spectrum Brands Holdings, Inc.	123,058
		549,325
	Insurance – 5.9%
8,197	Allstate (The) Corp.	795,027
14,368	Fidelity National Financial, Inc.	440,523
6,686	Hanover Insurance Group (The), Inc.	677,492
18,161	MBIA, Inc. (b)	131,667
18,871	Progressive (The) Corp. (a)	1,511,756
		3,556,465
	Interactive Media & Services – 4.3%
428	Alphabet, Inc., Class A (b)	606,925
427	Alphabet, Inc., Class C (b)	603,612
3,387	Facebook, Inc., Class A (b)	769,086
17,315	SINA Corp. (b)	621,782
		2,601,405
	Internet & Direct Marketing Retail – 5.6%
606	Amazon.com, Inc. (b)	1,671,845
32,876	eBay, Inc. (a)	1,724,346
		3,396,191
	IT Services – 3.1%
10,939	LiveRamp Holdings, Inc. (b)	464,579
1,288	Mastercard, Inc., Class A	380,862
2,892	Okta, Inc. (b)	579,065
2,484	Visa, Inc., Class A	479,834
		1,904,340
	Life Sciences Tools & Services – 0.9%
335	Illumina, Inc. (b)	124,067
615	IQVIA Holdings, Inc. (b)	87,256
723	PerkinElmer, Inc.	70,919
661	Thermo Fisher Scientific, Inc.	239,507
		521,749
	Machinery – 1.2%
19,795	Allison Transmission Holdings, Inc. (a)	728,060
	Media – 0.3%
317	Charter Communications, Inc., Class A (b)	161,683
	Metals & Mining – 5.8%
4,500	Agnico Eagle Mines Ltd.	288,270
11,954	AngloGold Ashanti Ltd., ADR	352,524
11,959	Barrick Gold Corp.	322,176

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Metals & Mining (Continued)
2,051	Franco-Nevada Corp.	$286,402
43,487	Kinross Gold Corp. (b)	313,976
7,463	Kirkland Lake Gold Ltd.	307,774
4,888	Newmont Corp.	301,785
23,254	Osisko Gold Royalties Ltd.	232,540
2,222	Reliance Steel & Aluminum Co.	210,934
2,160	Royal Gold, Inc.	268,531
34,390	Sandstorm Gold Ltd. (b)	330,832
6,747	Wheaton Precious Metals Corp.	297,205
		3,512,949
	Multiline Retail – 0.3%
1,344	Target Corp.	161,186
	Multi-Utilities – 1.1%
1,189	Ameren Corp.	83,658
1,526	CMS Energy Corp.	89,149
1,199	Consolidated Edison, Inc.	86,244
1,064	Dominion Energy, Inc.	86,376
836	DTE Energy Co.	89,870
1,763	Public Service Enterprise Group, Inc.	86,669
710	Sempra Energy	83,233
977	WEC Energy Group, Inc.	85,634
		690,833
	Oil, Gas & Consumable Fuels – 1.2%
10,462	Exxon Mobil Corp.	467,860
2,170	Phillips 66	156,023
1,574	Valero Energy Corp.	92,583
		716,466
	Pharmaceuticals – 5.6%
3,912	Bristol-Myers Squibb Co.	230,026
1,445	Eli Lilly & Co.	237,240
11,577	Johnson & Johnson (a)	1,628,074
7,438	Merck & Co., Inc.	575,181
4,164	Mylan N.V. (b)	66,957
1,272	Perrigo Co. PLC	70,303
14,029	Pfizer, Inc.	458,748
1,007	Zoetis, Inc.	137,999
		3,404,528
	Professional Services – 2.1%
23,984	Robert Half International, Inc. (a)	1,267,075
	Semiconductors & Semiconductor Equipment – 1.2%
6,401	Intel Corp.	382,972
924	NVIDIA Corp.	351,037
		734,009
	Software – 6.1%
13,460	Check Point Software Technologies Ltd. (b)	1,446,008
11,049	Microsoft Corp. (a)	2,248,582
		3,694,590
	Specialty Retail – 0.6%
1,518	Home Depot (The), Inc.	380,274

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals – 3.6%
5,951	Apple, Inc. (a)	$2,170,925
	Thrifts & Mortgage Finance – 0.1%
10,468	Kearny Financial Corp.	85,628
	Trading Companies & Distributors – 0.2%
708	Watsco, Inc.	125,812
	Water Utilities – 0.2%
704	American Water Works Co., Inc.	90,577
	Total Common Stocks	57,599,087
	(Cost $54,285,515)
MASTER LIMITED PARTNERSHIPS – 2.7%
	Oil, Gas & Consumable Fuels – 2.7%
37,460	Cheniere Energy Partners, L.P.	1,310,351
33,879	Plains GP Holdings, L.P., Class A (c)	301,523
	Total Master Limited Partnerships	1,611,874
	(Cost $1,721,203)
	Total Investments – 97.7%	59,210,961
	(Cost $56,006,718) (d)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (3.2)%
(12)	S&P 500® Index	$(3,720,348)	$2,950.00	Jul 2020	(180,120)
(17)	S&P 500® Index	(5,270,493)	3,100.00	Jul 2020	(100,113)
(10)	S&P 500® Index	(3,100,290)	2,900.00	Aug 2020	(250,000)
(26)	S&P 500® Index	(8,060,754)	3,000.00	Aug 2020	(456,690)
(10)	S&P 500® Index	(3,100,290)	3,075.00	Aug 2020	(122,700)
(15)	S&P 500® Index	(4,650,435)	3,125.00	Aug 2020	(141,000)
(7)	S&P 500® Index	(2,170,203)	2,950.00	Sep 2020	(167,160)
(8)	S&P 500® Index	(2,480,232)	3,000.00	Sep 2020	(162,184)
(22)	S&P 500® Index	(6,820,638)	3,150.00	Sep 2020	(248,600)
(12)	S&P 500® Index	(3,720,348)	3,225.00	Oct 2020	(110,520)
	Total Call Options Written				(1,939,087)
	(Premiums received $1,793,121)

Net Other Assets and Liabilities – 5.5%	3,335,958
Net Assets – 100.0%	$60,607,832

(a)	All or a portion of this security is pledged to cover index options written.
(b)	Non-income producing security.
(c)	This security is taxed as a “C” corporation for federal income tax purposes.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $6,064,751 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,006,474. The net unrealized appreciation was $3,058,277. The amounts presented are inclusive of derivative contracts.

ADR	American Depositary Receipt

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):
ASSETS TABLE
	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 57,599,087	$ 57,599,087	$ —	$ —
Master Limited Partnerships*	1,611,874	1,611,874	—	—
Total Investments	$ 59,210,961	$ 59,210,961	$—	$—
LIABILITIES TABLE
	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (1,939,087)	$ (1,204,717)	$ (734,370)	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 92.7%
	Auto Components – 0.8%
1,932	Gentex Corp.	$49,788
	Banks – 7.8%
136	City Holding Co.	8,863
1,368	First Commonwealth Financial Corp.	11,327
6,225	HSBC Holdings PLC, ADR (a)	145,229
406	JPMorgan Chase & Co.	38,188
919	M&T Bank Corp. (a)	95,548
146	Park National Corp.	10,276
499	S&T Bancorp, Inc.	11,702
4,282	Zions Bancorp N.A. (a)	145,588
		466,721
	Beverages – 1.6%
2,770	Molson Coors Brewing Co., Class B (a)	95,177
	Biotechnology – 2.4%
267	AbbVie, Inc.	26,214
214	Alnylam Pharmaceuticals, Inc. (b)	31,696
94	Amgen, Inc.	22,171
40	Biogen, Inc. (b)	10,702
217	Gilead Sciences, Inc.	16,696
76	Incyte Corp. (b)	7,902
19	Regeneron Pharmaceuticals, Inc. (b)	11,849
50	Vertex Pharmaceuticals, Inc. (b)	14,515
		141,745
	Building Products – 1.8%
3,144	Johnson Controls International PLC	107,336
	Capital Markets – 1.2%
1,138	Virtu Financial, Inc., Class A	26,857
2,892	Waddell & Reed Financial, Inc., Class A	44,855
		71,712
	Chemicals – 2.5%
1,135	Ashland Global Holdings, Inc.	78,428
87	Linde PLC	18,454
127	NewMarket Corp.	50,861
		147,743
	Communications Equipment – 2.5%
584	Cisco Systems, Inc.	27,238
5,337	Juniper Networks, Inc. (a)	122,004
		149,242
	Containers & Packaging – 0.2%
989	Graphic Packaging Holding Co.	13,836
	Diversified Financial Services – 1.1%
259	Berkshire Hathaway, Inc., Class B (b)	46,234
1,670	Far Point Acquisition Corp., Class A (b)	17,101
		63,335
	Diversified Telecommunication Services – 4.8%
965	AT&T, Inc.	29,172
5,954	Liberty Global PLC, Class C (b)	128,070

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Diversified Telecommunication Services (Continued)
2,416	Verizon Communications, Inc. (a)	$133,194
		290,436
	Electric Utilities – 1.5%
99	American Electric Power Co., Inc.	7,884
99	Duke Energy Corp.	7,909
145	Edison International	7,875
83	Entergy Corp.	7,786
102	Eversource Energy	8,494
223	Exelon Corp.	8,093
198	FirstEnergy Corp.	7,678
34	NextEra Energy, Inc.	8,166
305	PPL Corp.	7,881
148	Southern (The) Co.	7,674
131	Xcel Energy, Inc.	8,188
		87,628
	Entertainment – 1.0%
65	Netflix, Inc. (b)	29,578
253	Walt Disney (The) Co.	28,212
		57,790
	Food & Staples Retailing – 4.8%
4,448	Kroger (The) Co. (a)	150,565
1,155	Walmart, Inc. (a)	138,346
		288,911
	Health Care Equipment & Supplies – 3.7%
263	Abbott Laboratories	24,046
30	ABIOMED, Inc. (b)	7,247
31	Align Technology, Inc. (b)	8,508
123	Baxter International, Inc.	10,590
56	Becton Dickinson and Co.	13,399
311	Boston Scientific Corp. (b)	10,919
23	Cooper (The) Cos., Inc.	6,524
105	Danaher Corp.	18,567
144	DENTSPLY SIRONA, Inc.	6,345
147	Edwards Lifesciences Corp. (b)	10,159
141	Hologic, Inc. (b)	8,037
28	IDEXX Laboratories, Inc. (b)	9,244
23	Intuitive Surgical, Inc. (b)	13,106
215	Medtronic PLC	19,715
53	ResMed, Inc.	10,176
44	STERIS PLC	6,751
66	Stryker Corp.	11,893
24	Teleflex, Inc.	8,736
57	Varian Medical Systems, Inc. (b)	6,984
69	Zimmer Biomet Holdings, Inc.	8,236
		219,182
	Health Care Providers & Services – 6.2%
48	Anthem, Inc.	12,623
137	Cardinal Health, Inc.	7,150
153	Centene Corp. (b)	9,723
71	Cigna Corp.	13,323
2,157	CVS Health Corp. (a)	140,140
1,357	DaVita, Inc. (b)	107,393

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Providers & Services (Continued)
83	HCA Healthcare, Inc.	$8,056
109	Henry Schein, Inc. (b)	6,365
29	Humana, Inc.	11,245
43	Laboratory Corp of America Holdings (b)	7,143
64	Quest Diagnostics, Inc.	7,293
126	UnitedHealth Group, Inc.	37,164
63	Universal Health Services, Inc., Class B	5,852
		373,470
	Household Products – 0.9%
339	Procter & Gamble (The) Co. (a)	40,534
253	Spectrum Brands Holdings, Inc.	11,613
		52,147
	Insurance – 5.7%
816	Allstate (The) Corp.	79,144
1,324	Fidelity National Financial, Inc.	40,594
635	Hanover Insurance Group (The), Inc.	64,344
1,724	MBIA, Inc. (b)	12,499
1,842	Progressive (The) Corp. (a)	147,563
		344,144
	Interactive Media & Services – 4.2%
41	Alphabet, Inc., Class A (a) (b)	58,140
41	Alphabet, Inc., Class C (a) (b)	57,958
338	Facebook, Inc., Class A (b)	76,750
1,644	SINA Corp. (b)	59,036
		251,884
	Internet & Direct Marketing Retail – 5.5%
59	Amazon.com, Inc. (a) (b)	162,770
3,213	eBay, Inc. (a)	168,522
		331,292
	IT Services – 3.0%
1,038	LiveRamp Holdings, Inc. (b)	44,084
122	Mastercard, Inc., Class A	36,075
277	Okta, Inc. (b)	55,464
236	Visa, Inc., Class A (a)	45,588
		181,211
	Life Sciences Tools & Services – 0.8%
32	Illumina, Inc. (b)	11,851
58	IQVIA Holdings, Inc. (b)	8,229
69	PerkinElmer, Inc.	6,768
63	Thermo Fisher Scientific, Inc.	22,828
		49,676
	Machinery – 1.2%
1,975	Allison Transmission Holdings, Inc. (a)	72,640
	Media – 0.2%
30	Charter Communications, Inc., Class A (b)	15,301
	Metals & Mining – 5.6%
428	Agnico Eagle Mines Ltd.	27,418
1,141	AngloGold Ashanti Ltd., ADR	33,648
1,139	Barrick Gold Corp.	30,685

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Metals & Mining (Continued)
195	Franco-Nevada Corp.	$27,230
4,144	Kinross Gold Corp. (b)	29,920
712	Kirkland Lake Gold Ltd.	29,363
465	Newmont Corp.	28,709
2,209	Osisko Gold Royalties Ltd.	22,090
211	Reliance Steel & Aluminum Co.	20,030
206	Royal Gold, Inc.	25,610
3,275	Sandstorm Gold Ltd. (b)	31,505
642	Wheaton Precious Metals Corp.	28,280
		334,488
	Multiline Retail – 0.3%
128	Target Corp.	15,351
	Multi-Utilities – 1.1%
113	Ameren Corp.	7,951
145	CMS Energy Corp.	8,471
114	Consolidated Edison, Inc.	8,200
101	Dominion Energy, Inc.	8,199
79	DTE Energy Co.	8,492
167	Public Service Enterprise Group, Inc.	8,210
68	Sempra Energy	7,972
93	WEC Energy Group, Inc.	8,151
		65,646
	Oil, Gas & Consumable Fuels – 1.1%
994	Exxon Mobil Corp.	44,452
206	Phillips 66	14,811
149	Valero Energy Corp.	8,764
		68,027
	Pharmaceuticals – 5.4%
372	Bristol-Myers Squibb Co.	21,873
137	Eli Lilly & Co.	22,493
1,125	Johnson & Johnson (a)	158,209
706	Merck & Co., Inc.	54,595
395	Mylan N.V. (b)	6,351
121	Perrigo Co. PLC	6,688
1,333	Pfizer, Inc.	43,589
96	Zoetis, Inc.	13,156
		326,954
	Professional Services – 2.1%
2,343	Robert Half International, Inc. (a)	123,781
	Semiconductors & Semiconductor Equipment – 1.2%
608	Intel Corp.	36,377
88	NVIDIA Corp.	33,432
		69,809
	Software – 6.0%
1,314	Check Point Software Technologies Ltd. (b)	141,163
1,071	Microsoft Corp. (a)	217,959
		359,122
	Specialty Retail – 0.6%
144	Home Depot (The), Inc.	36,073

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals – 3.5%
577	Apple, Inc. (a)	$210,490
	Thrifts & Mortgage Finance – 0.1%
992	Kearny Financial Corp.	8,114
	Trading Companies & Distributors – 0.2%
67	Watsco, Inc.	11,906
	Water Utilities – 0.1%
67	American Water Works Co., Inc.	8,620
	Total Common Stocks	5,560,728
	(Cost $5,285,382)
MASTER LIMITED PARTNERSHIPS – 2.6%
	Oil, Gas & Consumable Fuels – 2.6%
3,649	Cheniere Energy Partners, L.P.	127,642
3,211	Plains GP Holdings, L.P., Class A (c)	28,578
	Total Master Limited Partnerships	156,220
	(Cost $167,833)
	Total Investments – 95.3%(d)	5,716,948
	(Cost $5,453,215)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PUT OPTIONS PURCHASED – 4.4%
5	S&P 500® Index	$1,550,145	$3,000.00	Dec 2020	99,305
4	S&P 500® Index	1,240,116	3,050.00	Dec 2020	85,788
4	S&P 500® Index	1,240,116	2,850.00	Mar 2021	77,960
	Total Put Options Purchased				263,053
	(Cost $219,674)
CALL OPTIONS WRITTEN – (2.9)%
(2)	S&P 500® Index	(620,058)	2,900.00	Jul 2020	(38,940)
(3)	S&P 500® Index	(930,087)	3,000.00	Aug 2020	(52,695)
(2)	S&P 500® Index	(620,058)	3,125.00	Aug 2020	(18,800)
(4)	S&P 500® Index	(1,240,116)	3,150.00	Sep 2020	(45,200)
(2)	S&P 500® Index	(620,058)	3,225.00	Oct 2020	(18,420)
	Total Call Options Written				(174,055)
	(Premiums received $174,490)

Net Other Assets and Liabilities – 3.2%	190,119
Net Assets – 100.0%	$5,996,065

(a)	All or a portion of this security is pledged to cover index options written.
(b)	Non-income producing security.
(c)	This security is taxed as a “C” corporation for federal income tax purposes.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $608,011 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $300,464. The net unrealized appreciation was $307,547. The amounts presented are inclusive of derivative contracts.

ADR	American Depositary Receipt

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):
ASSETS TABLE
	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 5,560,728	$ 5,560,728	$ —	$ —
Master Limited Partnerships*	156,220	156,220	—	—
Total Investments	5,716,948	5,716,948	—	—
Put Options Purchased	263,053	185,093	77,960	—
Total	$ 5,980,001	$ 5,902,041	$ 77,960	$—
LIABILITIES TABLE
	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (174,055)	$ (102,940)	$ (71,115)	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Rising Dividend Achievers ETF (RDVY)
Portfolio of Investments
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Aerospace & Defense – 1.8%
875,199	Spirit AeroSystems Holdings, Inc., Class A	$20,952,264
	Airlines – 2.0%
688,000	Southwest Airlines Co.	23,515,840
	Banks – 11.5%
941,403	Bank of America Corp.	22,358,321
449,176	Citigroup, Inc.	22,952,894
602,698	Comerica, Inc.	22,962,794
243,026	JPMorgan Chase & Co.	22,859,025
614,381	Popular, Inc.	22,836,542
861,247	Wells Fargo & Co.	22,047,923
		136,017,499
	Capital Markets – 2.0%
605,925	Bank of New York Mellon (The) Corp.	23,419,001
	Chemicals – 2.0%
100,932	Air Products & Chemicals, Inc.	24,371,041
	Communications Equipment – 2.1%
524,502	Cisco Systems, Inc.	24,462,773
	Consumer Finance – 1.9%
1,000,018	Synchrony Financial	22,160,399
	Diversified Financial Services – 2.0%
1,554,638	Jefferies Financial Group, Inc.	24,174,621
	Entertainment – 2.0%
310,400	Activision Blizzard, Inc.	23,559,360
	Food & Staples Retailing – 2.0%
79,261	Costco Wholesale Corp.	24,032,728
	Food Products – 2.0%
590,716	Archer-Daniels-Midland Co.	23,569,568
	Health Care Providers & Services – 4.0%
89,218	Anthem, Inc.	23,462,549
62,429	Humana, Inc.	24,206,845
		47,669,394
	Hotels, Restaurants & Leisure – 1.9%
463,271	Yum China Holdings, Inc.	22,269,437
	Industrial Conglomerates – 2.0%
163,517	Honeywell International, Inc.	23,642,923
	Insurance – 13.7%
240,762	Allstate (The) Corp.	23,351,506
471,448	First American Financial Corp.	22,638,933
Shares	Description	Value

	Insurance (Continued)
594,558	Hartford Financial Services Group (The), Inc.	$22,920,211
636,935	MetLife, Inc.	23,260,866
293,498	Progressive (The) Corp.	23,512,125
376,770	Prudential Financial, Inc.	22,945,293
1,442,379	Unum Group	23,929,068
		162,558,002
	IT Services – 10.3%
117,938	Accenture PLC, Class A	25,323,647
159,533	Automatic Data Processing, Inc.	23,752,868
438,892	Cognizant Technology Solutions Corp., Class A	24,937,844
80,170	Mastercard, Inc., Class A	23,706,269
123,675	Visa, Inc., Class A	23,890,300
		121,610,928
	Machinery – 2.0%
136,384	Cummins, Inc.	23,629,892
	Media – 2.0%
445,723	Omnicom Group, Inc.	24,336,476
	Metals & Mining – 1.9%
874,877	Steel Dynamics, Inc.	22,825,541
	Professional Services – 4.1%
344,000	ManpowerGroup, Inc.	23,650,000
465,174	Robert Half International, Inc.	24,575,143
		48,225,143
	Semiconductors & Semiconductor Equipment – 10.2%
389,999	Applied Materials, Inc.	23,575,440
75,402	Lam Research Corp.	24,389,531
64,166	NVIDIA Corp.	24,377,305
186,654	Skyworks Solutions, Inc.	23,865,580
190,339	Texas Instruments, Inc.	24,167,343
		120,375,199
	Software – 6.2%
164,387	Citrix Systems, Inc.	24,314,481
121,806	Microsoft Corp.	24,788,739
436,956	Oracle Corp.	24,150,558
		73,253,778
	Technology Hardware, Storage & Peripherals – 6.2%
67,970	Apple, Inc.	24,795,456
1,416,592	HP, Inc.	24,691,198
539,256	NetApp, Inc.	23,926,789
		73,413,443
	Textiles, Apparel & Luxury Goods – 4.1%
248,177	NIKE, Inc., Class B	24,333,755

First Trust Rising Dividend Achievers ETF (RDVY)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods (Continued)
332,966	Ralph Lauren Corp.	$24,146,694
		48,480,449
	Total Investments – 99.9%	1,182,525,699
	(Cost $1,182,217,685) (a)
	Net Other Assets and Liabilities – 0.1%	1,580,367
	Net Assets – 100.0%	$1,184,106,066

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $88,964,002 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $88,655,988. The net unrealized appreciation was $308,014.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,182,525,699	$ 1,182,525,699	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Focus 5 ETF (FV)
Portfolio of Investments
June 30, 2020 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 99.9%
	Capital Markets – 99.9%(a)
10,002,072	First Trust Consumer Discretionary AlphaDEX® Fund	$373,777,431
2,464,180	First Trust Dow Jones Internet Index Fund (b)	420,167,332
49,962,068	First Trust Energy AlphaDEX® Fund	328,250,787
3,812,419	First Trust NASDAQ-100- Technology Sector Index Fund	415,858,664
5,127,123	First Trust Technology AlphaDEX® Fund	427,550,787
	Total Investments – 99.9%	1,965,605,001
	(Cost $1,397,419,265) (c)
	Net Other Assets and Liabilities – 0.1%	1,429,996
	Net Assets – 100.0%	$1,967,034,997

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $606,331,553 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $38,145,817. The net unrealized appreciation was $568,185,736.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 1,965,605,001	$ 1,965,605,001	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Focus 5 ETF (FV)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at June 30, 2020, and for the fiscal year-to-date period (October 1, 2019 to June 30, 2020) are as follows:
Security Name	Shares at 6/30/2020	Value at 9/30/2019	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 6/30/2020	Dividend Income
First Trust Consumer Discretionary AlphaDEX® Fund	10,002,072	$—	$ 386,267,466	$ (6,594,557)	$ (5,980,830)	$ (4,648)	$ 373,777,431	$ 149,518
First Trust Dow Jones Internet Index Fund	2,464,180	462,879,529	17,103,137	(147,704,430)	30,711,605	57,177,491	420,167,332	—
First Trust Energy AlphaDEX® Fund	49,962,068	—	366,188,178	(6,134,622)	(31,681,419)	(121,350)	328,250,787	315,790
First Trust Financials AlphaDEX® Fund	—	472,350,571	4,191,600	(375,642,840)	7,724,556	(108,623,887)	—	3,484,432
First Trust Health Care AlphaDEX® Fund	—	—	390,239,528	(433,519,934)	—	43,280,406	—	—
First Trust NASDAQ-100- Technology Sector Index Fund	3,812,419	465,688,153	20,316,864	(151,774,945)	29,400,041	52,228,551	415,858,664	2,555,992
First Trust Technology AlphaDEX® Fund	5,127,123	466,466,182	17,005,022	(147,490,828)	68,443,643	22,126,768	427,550,787	594,783
First Trust Utilities AlphaDEX® Fund	—	478,339,832	15,972,162	(444,831,258)	(23,574,169)	(25,906,567)	—	5,002,452
		$2,345,724,267	$1,217,283,957	$(1,713,693,414)	$76,133,427	$40,156,764	$1,965,605,001	$12,102,967

First Trust RBA American Industrial Renaissance® ETF (AIRR)
Portfolio of Investments
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.7%
	Banks – 9.0%
5,326	1st Source Corp.	$189,499
13,547	Associated Banc-Corp.	185,323
6,141	Bryn Mawr Bank Corp.	169,860
19,133	First Commonwealth Financial Corp.	158,421
12,144	First Financial Bancorp	168,680
5,270	First Financial Corp.	194,147
6,444	First Merchants Corp.	177,661
12,775	First Midwest Bancorp, Inc.	170,546
22,450	FNB Corp.	168,375
6,388	German American Bancorp, Inc.	198,667
5,624	Heartland Financial USA, Inc.	188,067
4,300	Lakeland Financial Corp.	200,337
24,289	Macatawa Bank Corp.	189,940
7,924	Mercantile Bank Corp.	179,082
8,665	MidWestOne Financial Group, Inc.	173,300
12,920	Old National Bancorp	177,779
7,856	Peoples Bancorp, Inc.	167,176
6,251	QCR Holdings, Inc.	194,906
6,339	S&T Bancorp, Inc.	148,650
10,543	West Bancorporation, Inc.	184,397
		3,584,813
	Commercial Services & Supplies – 6.3%
19,306	Clean Harbors, Inc. (a)	1,157,974
17,160	Heritage-Crystal Clean, Inc. (a)	299,613
31,759	U.S. Ecology, Inc.	1,075,995
		2,533,582
	Construction & Engineering – 33.8%
56,341	Aegion Corp. (a)	894,132
25,592	Arcosa, Inc.	1,079,982
24,745	Argan, Inc.	1,172,418
28,390	Comfort Systems USA, Inc.	1,156,893
29,705	Construction Partners, Inc. (a)	527,561
14,144	Dycom Industries, Inc. (a)	578,348
16,894	EMCOR Group, Inc.	1,117,369
41,597	Granite Construction, Inc.	796,167
24,503	MasTec, Inc. (a)	1,099,450
30,613	MYR Group, Inc. (a)	976,861
12,619	NV5 Global, Inc. (a)	641,424
45,383	Primoris Services Corp.	806,002
31,136	Quanta Services, Inc.	1,221,465
83,537	Sterling Construction Co., Inc. (a)	874,632
48,319	Tutor Perini Corp. (a)	588,525
		13,531,229
	Electrical Equipment – 12.5%
32,570	Atkore International Group, Inc. (a)	890,790
23,825	Encore Wire Corp.	1,163,136
10,280	Generac Holdings, Inc. (a)	1,253,440
Shares	Description	Value

	Electrical Equipment (Continued)
8,491	Hubbell, Inc.	$1,064,432
23,316	Powell Industries, Inc.	638,625
		5,010,423
	Machinery – 38.1%
27,369	Astec Industries, Inc.	1,267,458
63,535	Blue Bird Corp. (a)	952,390
28,505	Douglas Dynamics, Inc.	1,001,096
34,805	Evoqua Water Technologies Corp. (a)	647,373
36,816	Federal Signal Corp.	1,094,540
113,929	Mueller Water Products, Inc., Class A	1,074,351
40,041	Navistar International Corp. (a)	1,129,156
15,856	Oshkosh Corp.	1,135,607
13,058	Proto Labs, Inc. (a)	1,468,633
8,023	RBC Bearings, Inc. (a)	1,075,403
42,158	Shyft Group (The), Inc.	709,941
29,523	SPX Corp. (a)	1,214,871
43,342	TriMas Corp. (a)	1,038,041
132,483	Wabash National Corp.	1,406,969
		15,215,829
	Total Investments – 99.7%	39,875,876
	(Cost $46,164,258) (b)
	Net Other Assets and Liabilities – 0.3%	116,072
	Net Assets – 100.0%	$39,991,948

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,250,779 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $8,539,161. The net unrealized depreciation was $6,288,382.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 39,875,876	$ 39,875,876	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
Portfolio of Investments
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 77.6%
	Aerospace & Defense – 1.4%
1,114	Lockheed Martin Corp.	$406,521
	Biotechnology – 2.2%
2,772	Amgen, Inc.	653,804
	Building Products – 1.1%
7,113	A.O. Smith Corp.	335,165
	Capital Markets – 3.7%
19,259	Blackstone Group (The), Inc., Class A	1,091,215
	Chemicals – 1.2%
1,534	Air Products & Chemicals, Inc.	370,400
	Commercial Services & Supplies – 0.9%
2,628	Waste Management, Inc.	278,331
	Containers & Packaging – 4.0%
19,903	Graphic Packaging Holding Co.	278,443
9,125	Packaging Corp. of America	910,675
		1,189,118
	Electric Utilities – 15.4%
12,864	Alliant Energy Corp.	615,414
12,319	Evergy, Inc.	730,394
5,432	IDACORP, Inc.	474,594
1,260	NextEra Energy, Inc.	302,614
30,231	NRG Energy, Inc.	984,321
11,285	PNM Resources, Inc.	433,795
13,369	Portland General Electric Co.	558,958
7,671	Xcel Energy, Inc.	479,437
		4,579,527
	Electrical Equipment – 1.3%
1,804	Rockwell Automation, Inc.	384,252
	Food Products – 1.7%
14,828	Conagra Brands, Inc.	521,501
	Gas Utilities – 3.0%
2,390	Atmos Energy Corp.	237,996
9,805	Spire, Inc.	644,287
		882,283
	Household Durables – 2.7%
8,179	Garmin Ltd.	797,452
	Household Products – 2.3%
1,459	Clorox (The) Co.	320,061
3,063	Procter & Gamble (The) Co.	366,243
		686,304
	Insurance – 1.7%
3,537	American Financial Group, Inc.	224,458
2,609	Assurant, Inc.	269,484
		493,942
Shares	Description	Value

	IT Services – 1.4%
2,716	Automatic Data Processing, Inc.	$404,385
	Machinery – 4.1%
5,760	Caterpillar, Inc.	728,640
2,819	Illinois Tool Works, Inc.	492,902
		1,221,542
	Media – 1.1%
8,522	Comcast Corp., Class A	332,188
	Multiline Retail – 1.3%
3,264	Target Corp.	391,451
	Multi-Utilities – 6.0%
4,790	Ameren Corp.	337,024
6,875	CMS Energy Corp.	401,638
13,124	Dominion Energy, Inc.	1,065,406
		1,804,068
	Pharmaceuticals – 1.3%
2,716	Johnson & Johnson	381,951
	Semiconductors & Semiconductor Equipment – 10.3%
4,054	Broadcom, Inc.	1,279,483
10,384	QUALCOMM, Inc.	947,125
6,718	Texas Instruments, Inc.	852,984
		3,079,592
	Specialty Retail – 3.0%
3,620	Home Depot (The), Inc.	906,846
	Technology Hardware, Storage & Peripherals – 3.4%
21,166	Seagate Technology PLC	1,024,646
	Trading Companies & Distributors – 3.1%
21,694	Fastenal Co.	929,371
	Total Common Stocks	23,145,855
	(Cost $22,994,282)
REAL ESTATE INVESTMENT TRUSTS – 22.2%
	Equity Real Estate Investment Trusts – 22.2%
9,039	Americold Realty Trust	328,116
7,852	CoreSite Realty Corp.	950,563
4,447	Crown Castle International Corp.	744,206
11,207	CyrusOne, Inc.	815,309
4,827	Digital Realty Trust, Inc.	685,965
16,154	Duke Realty Corp.	571,690
5,269	EastGroup Properties, Inc.	624,956
8,293	Extra Space Storage, Inc.	766,024
17,034	First Industrial Realty Trust, Inc.	654,787

First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Equity Real Estate Investment Trusts (Continued)
5,012	Prologis, Inc.	$467,770
	Total Real Estate Investment Trusts	6,609,386
	(Cost $6,273,645)
	Total Investments – 99.8%	29,755,241
	(Cost $29,267,927) (a)
	Net Other Assets and Liabilities – 0.2%	61,357
	Net Assets – 100.0%	$29,816,598

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,602,434 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,115,120. The net unrealized appreciation was $487,314.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 23,145,855	$ 23,145,855	$ —	$ —
Real Estate Investment Trusts*	6,609,386	6,609,386	—	—
Total Investments	$ 29,755,241	$ 29,755,241	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright International Focus 5 ETF (IFV)
Portfolio of Investments
June 30, 2020 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 100.0%
	Capital Markets – 100.0%(a)
1,915,184	First Trust BICK Index Fund	$50,366,467
1,860,304	First Trust China AlphaDEX® Fund	44,738,079
1,242,216	First Trust Chindia ETF	50,409,125
1,375,968	First Trust Germany AlphaDEX® Fund	56,015,657
1,018,108	First Trust Switzerland AlphaDEX® Fund	49,701,793
	Total Investments – 100.0%	251,231,121
	(Cost $247,312,709) (b)
	Net Other Assets and Liabilities – 0.0%	92,260
	Net Assets – 100.0%	$251,323,381

(a)	Represents investments in affiliated funds.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $16,163,146 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $12,244,734. The net unrealized appreciation was $3,918,412.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 251,231,121	$ 251,231,121	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts relating to investments in affiliated funds at June 30, 2020, and for the fiscal year-to-date period (October 1, 2019 to June 30, 2020) are as follows:
Security Name	Shares at 6/30/2020	Value at 9/30/2019	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 6/30/2020	Dividend Income
First Trust BICK Index Fund	1,915,184	$ 90,090,373	$ 3,617,469	$ (39,040,102)	$ 2,900,649	$ (7,201,922)	$ 50,366,467	$ 523,133
First Trust Brazil AlphaDEX® Fund	—	89,851,230	2,604,091	(56,655,050)	(8,967,168)	(26,833,103)	—	7,973,414
First Trust China AlphaDEX® Fund	1,860,304	—	52,413,981	(12,464,218)	4,225,450	562,866	44,738,079	971,637
First Trust Chindia ETF	1,242,216	—	49,759,476	(12,169,955)	11,937,696	881,908	50,409,125	48,819
First Trust Germany AlphaDEX® Fund	1,375,968	91,303,160	3,698,149	(34,857,898)	2,034,701	(6,162,455)	56,015,657	494,372
First Trust Latin America AlphaDEX® Fund	—	91,832,803	2,653,841	(61,014,969)	698,402	(34,170,077)	—	542,093
First Trust Switzerland AlphaDEX® Fund	1,018,108	90,211,646	3,651,046	(40,353,825)	(1,901,554)	(1,905,520)	49,701,793	781,500
		$453,289,212	$118,398,053	$(256,556,017)	$10,928,176	$(74,828,303)	$251,231,121	$11,334,968

First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
Portfolio of Investments
June 30, 2020 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 99.8%
	Capital Markets – 99.8%(a)
1,196,961	First Trust Consumer Discretionary AlphaDEX® Fund	$44,730,433
294,891	First Trust Dow Jones Internet Index Fund (b)	50,281,864
5,979,022	First Trust Energy AlphaDEX® Fund	39,282,174
456,237	First Trust NASDAQ-100-Technology Sector Index Fund	49,766,332
613,569	First Trust Technology AlphaDEX® Fund	51,165,519

Total Investments – 99.8%	235,226,322
(Cost $222,940,631) (c)

Net Other Assets and Liabilities – 0.2%	370,733
Net Assets – 100.0%	$235,597,055

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $15,955,874 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,670,183. The net unrealized appreciation was $12,285,691.

First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 235,226,322	$ 235,226,322	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts relating to investments in affiliated funds at June 30, 2020, and for the fiscal year-to-date period (October 1, 2019 to June 30, 2020) are as follows:
Security Name	Shares at 6/30/2020	Value at 9/30/2019	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 6/30/2020	Dividend Income
First Trust Consumer Discretionary AlphaDEX® Fund	1,196,961	$ —	$ 46,835,570	$ (1,637,864)	$ (458,119)	$ (9,154)	$ 44,730,433	$ 15,885
First Trust Dow Jones Internet Index Fund	294,891	55,503,320	81,141,198	(86,751,037)	(9,935,535)	10,323,918	50,281,864	—
First Trust Energy AlphaDEX® Fund	5,979,022	—	44,055,621	(1,519,377)	(3,212,063)	(42,007)	39,282,174	33,549
First Trust Enhanced Short Maturity ETF	—	—	291,109,913	(292,145,578)	—	1,035,665	—	640,818
First Trust Financials AlphaDEX® Fund	—	56,639,009	34,133,259	(72,053,970)	890,270	(19,608,568)	—	390,788
First Trust Health Care AlphaDEX® Fund	—	—	67,544,809	(67,749,125)	—	204,316	—	—
First Trust NASDAQ-100- Technology Sector Index Fund	456,237	55,840,149	84,558,224	(91,259,293)	(14,686,282)	15,313,534	49,766,332	286,152
First Trust Technology AlphaDEX® Fund	613,569	55,933,425	83,308,825	(87,607,195)	(2,899,622)	2,430,086	51,165,519	66,963
First Trust Utilities AlphaDEX® Fund	—	57,357,154	55,236,438	(103,100,655)	(2,836,574)	(6,656,363)	—	573,247
		$281,273,057	$787,923,857	$(803,824,094)	$(33,137,925)	$2,991,427	$235,226,322	$2,007,402

Additional Information
First Trust Exchange-Traded Fund VI
June 30, 2020 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq®, NASDAQ Technology Dividend IndexSM, NASDAQ Multi-Asset Diversified Income IndexSM, NASDAQ Rising Dividend Achievers Index, and Dorsey Wright Momentum Plus Dividend Yield Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Dorsey Wright Focus 5 ETF, First Trust Dorsey Wright Dynamic Focus 5 ETF, and First Trust Dorsey Wright International Focus 5 ETF are not sponsored, endorsed, sold or promoted by Dorsey, Wright & Associates, LLC (“Dorsey Wright”). Dorsey Wright makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. Dorsey Wright’s only relationship to First Trust is the licensing of certain trademarks and trade names of Dorsey Wright and of the Indexes, which are determined, composed and calculated by Dorsey Wright without regard to First Trust or the Funds.
The First Trust RBA American Industrial Renaissance® ETF is not sponsored, endorsed, sold or promoted by Richard Bernstein Advisors (“RBA” or “Licensor”). RBA makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. RBA’s only relationship to First Trust is the licensing of certain trademarks and trade names of RBA and of the Index, which is determined, composed and calculated by RBA without regard to First Trust or the Fund. Licensor has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining, composing or calculating the Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. Licensor has no obligation or liability in connection with the administration, marketing or trading of the Fund.
S&P International Dividend Aristocrats Index (“S&P Dow Jones Indexes”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indexes.